Distribution Date:	11/17/23	Wells Fargo Commercial Mortgage Trust 2013-LC12
Determination Date:	11/13/23
Next Distribution Date:	12/15/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-LC12
Revision - September 2023
Servicer sent through an additional ASER amount resulting in changes to the Class B interest paid.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Trust Administrator	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15		David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	U.S. Bank Trust Company, National Association
Specially Serviced Loan Detail - Part 2	21		General Contact	(312) 332-7457
Modified Loan Detail	22		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94988QAA9	1.676000%	130,432,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94988QAC5	3.531000%	80,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94988QAE1	3.986000%	160,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	94988QBG5	6.499810%	103,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	94988QBQ3	4.085930%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94988QAG6	4.085930%	363,055,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94988QAL5	3.928000%	149,929,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94988QAN1	4.085930%	116,257,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.75%
B	94988QAQ4	4.085930%	88,072,000.00	64,910,576.10	513,706.31	221,016.71	0.00	0.00	734,723.02	64,396,869.79	76.14%	15.50%
C	94988QAS0	4.085930%	56,367,000.00	56,367,000.00	0.00	191,926.34	0.00	0.00	191,926.34	56,367,000.00	55.26%	11.50%
D	94988QAU5	4.085930%	66,936,000.00	66,936,000.00	0.00	227,913.16	0.00	0.00	227,913.16	66,936,000.00	30.46%	6.75%
E	94988QAW1	3.500000%	28,183,000.00	28,183,000.00	0.00	898.19	0.00	0.00	898.19	28,183,000.00	20.02%	4.75%
F	94988QAY7	3.500000%	14,092,000.00	14,092,000.00	0.00	0.00	0.00	0.00	0.00	14,092,000.00	14.80%	3.75%
G	94988QBA8	3.500000%	52,843,821.00	39,946,681.20	0.00	0.00	0.00	0.00	0.00	39,946,681.20	0.00%	0.00%
V	94988QBN0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94988QBL4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,409,166,823.01	270,435,257.30	513,706.31	641,754.40	0.00	0.00	1,155,460.71	269,921,550.99

X-A	94988QBC4	4.085930%	986,416,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	94988QBE0	0.585930%	95,118,821.00	82,221,681.20	0.00	40,146.78	0.00	0.00	40,146.78	82,221,681.20
Notional SubTotal			1,081,534,821.00	82,221,681.20	0.00	40,146.78	0.00	0.00	40,146.78	82,221,681.20

Deal Distribution Total					513,706.31	681,901.18	0.00	0.00	1,195,607.49

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94988QAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94988QAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94988QAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	94988QBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	94988QBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94988QAG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94988QAL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94988QAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94988QAQ4	737.01716891	5.83279941	2.50950030	0.00000000	0.00000000	0.00000000	0.00000000	8.34229971	731.18436949
C	94988QAS0	1,000.00000000	0.00000000	3.40494154	0.00000000	0.00000000	0.00000000	0.00000000	3.40494154	1,000.00000000
D	94988QAU5	1,000.00000000	0.00000000	3.40494144	0.00000000	0.00000000	0.00000000	0.00000000	3.40494144	1,000.00000000
E	94988QAW1	1,000.00000000	0.00000000	0.03186992	2.88479686	70.19461697	0.00000000	0.00000000	0.03186992	1,000.00000000
F	94988QAY7	1,000.00000000	0.00000000	0.00000000	2.91666690	102.99044280	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94988QBA8	755.93854578	0.00000000	0.00000000	2.20482069	102.36177660	0.00000000	0.00000000	0.00000000	755.93854578
V	94988QBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94988QBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94988QBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	94988QBE0	864.41022224	0.00000000	0.42206978	0.00000000	0.00000000	0.00000000	0.00000000	0.42206978	864.41022224

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	10/01/23 - 10/30/23	30	0.00	40,146.78	0.00	40,146.78	0.00	0.00	0.00	40,146.78	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	10/01/23 - 10/30/23	30	0.00	221,016.71	0.00	221,016.71	0.00	0.00	0.00	221,016.71	0.00
C	10/01/23 - 10/30/23	30	0.00	191,926.34	0.00	191,926.34	0.00	0.00	0.00	191,926.34	0.00
D	10/01/23 - 10/30/23	30	0.00	227,913.16	0.00	227,913.16	0.00	0.00	0.00	227,913.16	0.00
E	10/01/23 - 10/30/23	30	1,896,992.66	82,200.42	0.00	82,200.42	81,302.23	0.00	0.00	898.19	1,978,294.89
F	10/01/23 - 10/30/23	30	1,410,239.65	41,101.67	0.00	41,101.67	41,101.67	0.00	0.00	0.00	1,451,341.32
G	10/01/23 - 10/30/23	30	5,292,676.25	116,511.15	0.00	116,511.15	116,511.15	0.00	0.00	0.00	5,409,187.40
Totals			8,599,908.56	920,816.23	0.00	920,816.23	238,915.05	0.00	0.00	681,901.18	8,838,823.61

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94988QAN1	N/A	116,257,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94988QAQ4	4.085930%	88,072,000.00	64,910,576.10	513,706.31	221,016.71	0.00	0.00	734,723.02	64,396,869.79
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94988QAS0	4.085930%	56,367,000.00	56,367,000.00	0.00	191,926.34	0.00	0.00	191,926.34	56,367,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			260,696,000.03	121,277,576.10	513,706.31	412,943.05	0.00	0.00	926,649.36	120,763,869.79

Exchangeable Certificate Details
PEX	94988QBJ9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	1,195,607.49
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	926,618.03	Master Servicing Fee	4,556.61
Interest Reductions due to Nonrecoverability Determination	(24,389.75)	Certificate Administrator Fee	707.94
Interest Adjustments	0.00	Trustee Fee	83.83
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	116.44
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	236.09
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	5,700.91
Total Interest Collected	902,228.28

Principal		Expenses/Reimbursements
Scheduled Principal	387,445.19	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	159,413.67
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	55,212.52
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	122,200.17	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	4,060.95	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	513,706.31	Total Expenses/Reimbursements	214,626.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	681,901.18
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	513,706.31
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net Swap Counterparty Payments Paid	0.00
Total Other Collected	0.00	Borrower Option Extension Fees	0.00
		Total Payments to Certificateholders and Others	1,195,607.49
Total Funds Collected	1,415,934.59	Total Funds Distributed	1,415,934.59

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	270,435,257.30	270,435,257.30	Beginning Certificate Balance	270,435,257.30
(-) Scheduled Principal Collections	387,445.19	387,445.19	(-) Principal Distributions	513,706.31
(-) Unscheduled Principal Collections	122,200.17	122,200.17	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	4,060.95	4,060.95	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	269,921,550.99	269,921,550.99	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	274,219,664.75	274,219,664.75	Ending Certificate Balance	269,921,550.99
Ending Actual Collateral Balance	273,659,125.58	273,659,125.58

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.09%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	2	75,498,788.81	27.97%	(4)	4.3286	0.674689
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	76,688,936.19	28.41%	(5)	3.8390	1.523700
4,000,001 to 5,000,000	1	4,545,041.23	1.68%	(6)	4.2570	1.680200	1.61 to 1.70	1	4,545,041.23	1.68%	(6)	4.2570	1.680200
5,000,001 to 6,000,000	1	5,858,030.71	2.17%	(5)	4.8350	(0.339500)	1.71 to 1.80	1	78,706,726.43	29.16%	(30)	3.6580	1.762400
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	25,236,529.37	9.35%	(5)	4.1360	1.889800
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	1	9,245,528.96	3.43%	(4)	4.4440	2.612800	2.51 to 3.00	1	9,245,528.96	3.43%	(4)	4.4440	2.612800
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	7	269,921,550.99	100.00%	(12)	3.9787	1.429997
20,000,001 to 30,000,000	1	25,236,529.37	9.35%	(5)	4.1360	1.889800
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 80,000,000	3	225,036,420.72	83.37%	(13)	3.9140	1.370848
80,000,0001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	7	269,921,550.99	100.00%	(12)	3.9787	1.429997
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Maryland	1	78,706,726.43	29.16%	(30)	3.6580	1.762400
							Lodging	1	5,858,030.71	2.17%	(5)	4.8350	(0.339500)
Montana	1	69,640,758.10	25.80%	(4)	4.2860	0.760000
							Office	2	25,677,035.16	9.51%	(5)	4.1413	1.902204
New York	2	31,094,560.08	11.52%	(5)	4.2677	1.469813
							Retail	13	229,581,461.94	85.05%	(13)	3.9208	1.376972
North Carolina	1	76,688,936.19	28.41%	(5)	3.8390	1.523700
							Totals	16	269,921,550.99	100.00%	(12)	3.9787	1.429997
Ohio	1	520,374.29	0.19%	(6)	4.2570	1.680200

Texas	3	1,337,164.30	0.50%	(6)	4.2570	1.680200

Virginia	1	440,505.79	0.16%	(4)	4.4440	2.612800

Wisconsin	6	2,687,502.64	1.00%	(6)	4.2570	1.680200

Totals	16	269,921,550.99	100.00%	(12)	3.9787	1.429997

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	1	78,706,726.43	29.16%	(30)	3.6580	1.762400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	76,688,936.19	28.41%	(5)	3.8390	1.523700	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	25,236,529.37	9.35%	(5)	4.1360	1.889800	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	83,431,328.29	30.91%	(4)	4.3019	1.015449	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	7	269,921,550.99	100.00%	(12)	3.9787	1.429997
	4.751% to 5.000%	1	5,858,030.71	2.17%	(5)	4.8350	(0.339500)	Totals	7	269,921,550.99	100.00%	(12)	3.9787	1.429997
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	269,921,550.99	100.00%	(12)	3.9787	1.429997
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	269,921,550.99	100.00%	(12)	3.9787	1.429997	Interest Only	1	78,706,726.43	29.16%	(30)	3.6580	1.762400
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	180 months or less	2	10,403,071.94	3.85%	(5)	4.5825	0.542895
	Totals	7	269,921,550.99	100.00%	(12)	3.9787	1.429997	180 months to 240 months	4	180,811,752.62	66.99%	(5)	4.0836	1.336344
								240 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	269,921,550.99	100.00%	(12)	3.9787	1.429997
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	7	269,921,550.99	100.00%	(12)	3.9787	1.429997			No outstanding loans in this group
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	269,921,550.99	100.00%	(12)	3.9787	1.429997
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1C	28020338	OF	Glen Allen	VA	Actual/360	4.444%	35,881.53	130,904.27	0.00	07/06/23	07/06/43	--	9,376,433.23	9,245,528.96	11/06/23
2	440000236	RT	Pineville	NC	Actual/360	3.839%	254,071.74	167,290.49	0.00	N/A	06/01/23	--	76,856,226.68	76,688,936.19	10/01/23
5	310920047	RT	Baltimore	MD	Actual/360	3.658%	247,934.61	4,060.95	4,060.95	N/A	05/01/21	--	78,710,787.38	78,706,726.43	11/01/23
6	440000242	RT	Billings	MT	Actual/360	4.286%	257,478.43	122,939.85	0.00	N/A	07/01/23	--	69,763,697.95	69,640,758.10	12/01/22
13	28000337	OF	Jamaica	NY	Actual/360	4.136%	90,044.55	45,836.38	0.00	N/A	06/06/23	06/06/24	25,282,365.75	25,236,529.37	11/06/23
40	28000336	LO	Long Island City	NY	Actual/360	4.835%	0.00	0.00	0.00	N/A	06/06/23	--	5,858,030.71	5,858,030.71	05/06/20
44	28000322	RT	Various	Various	Actual/360	4.257%	16,817.42	42,674.37	0.00	05/06/23	05/06/38	--	4,587,715.60	4,545,041.23	11/06/23
Totals							902,228.28	513,706.31	4,060.95				270,435,257.30	269,921,550.99

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1C	1,826,742.89	992,037.07	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,427,106.40	7,935,686.00	01/01/23	06/30/23	08/11/23	15,029,287.18	0.00	420,038.59	420,038.59	0.00	0.00
5	13,198,599.00	0.00	--	--	10/11/23	35,737,325.69	1,373,622.23	0.00	0.00	0.00	0.00
6	0.00	2,063,810.06	01/01/23	06/30/23	11/13/23	43,395,581.13	4,855,791.85	219,512.97	2,491,149.20	0.00	0.00
13	3,723,606.00	1,670,348.00	01/01/23	06/30/23	08/11/23	0.00	0.00	0.00	0.00	0.00	0.00
40	(100,087.00)	(37,179.00)	01/01/23	06/30/23	08/11/23	0.00	0.00	(125.25)	1,927,591.60	653,610.26	0.00
44	811,104.35	390,061.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	34,887,071.64	13,014,763.29				94,162,194.00	6,229,414.08	639,426.30	4,838,779.39	653,610.26	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1C	28020338	100,617.97	Partial Liquidation (Curtailment)	0.00	0.00
44	28000322	21,582.20	Partial Liquidation (Curtailment)	0.00	0.00
Totals		122,200.17		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	69,640,758.10	1	25,236,529.37	2	122,200.17	0	0.00	3.978695%	3.716555%	(12)
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	69,763,697.95	0	0.00	2	163,417.12	0	0.00	3.979039%	3.717035%	(11)
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	1	69,894,476.46	0	0.00	2	307,691.61	0	0.00	3.979501%	3.717665%	(10)
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	70,016,483.35	0	0.00	1	26,142.27	0	0.00	3.980224%	3.718682%	(9)
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	70,138,041.60	0	0.00	1	215,983.65	3	24,250,974.23	4.022459%	3.782484%	(7)
06/16/23	0	0.00	0	0.00	1	70,267,487.84	0	0.00	1	70,267,487.84	0	0.00	1	504.45	1	3,321,314.52	4.223911%	4.041202%	(4)
05/17/23	0	0.00	0	0.00	2	76,354,440.62	0	0.00	1	70,388,123.11	0	0.00	0	0.00	3	8,402,155.91	4.321125%	4.199117%	(2)
04/17/23	0	0.00	0	0.00	2	76,504,870.78	0	0.00	1	70,516,679.32	0	0.00	0	0.00	4	28,247,603.03	4.282160%	4.180210%	(1)
03/17/23	0	0.00	0	0.00	2	76,645,572.08	0	0.00	1	70,636,398.28	0	0.00	0	0.00	3	57,578,154.53	4.311761%	4.223861%	0
02/17/23	0	0.00	0	0.00	2	76,892,393.88	0	0.00	1	70,859,904.22	0	0.00	1	2,840,388.05	3	74,935,716.73	4.346979%	4.264285%	1
01/18/23	0	0.00	0	0.00	2	77,031,649.42	0	0.00	1	70,978,361.09	0	0.00	0	0.00	5	78,555,723.96	4.312392%	4.235563%	3
12/16/22	0	0.00	0	0.00	2	77,170,383.14	0	0.00	1	71,096,382.37	0	0.00	0	0.00	1	4,351,212.73	4.319722%	4.246802%	4
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	440000236	10/01/23	0	5	420,038.59	420,038.59	0.00	76,856,226.68	05/24/23	13
6	440000242	12/01/22	10	5	219,512.97	2,491,149.20	0.00	71,096,382.37	05/18/20	7			12/07/21
40	28000336	05/06/20	41	5	(125.25)	1,927,591.60	1,649,478.15	6,688,837.91	05/26/20	2
Totals					639,426.30	4,838,779.39	1,649,478.15	154,641,446.96
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		230,894,451	78,706,726	82,546,967		69,640,758
0 - 6 Months		0	0	0		0
7 - 12 Months		25,236,529	25,236,529	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		13,790,570	13,790,570	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	269,921,551	194,422,762	0	0	5,858,031	69,640,758
Oct-23	270,435,257	117,957,302	0	76,856,227	5,858,031	69,763,698
Sep-23	271,031,473	118,225,504	0	77,031,153	5,880,339	69,894,476
Aug-23	271,747,509	93,255,500	0	0	108,475,526	70,016,483
Jul-23	299,468,949	120,623,086	0	0	108,707,822	70,138,042
Jun-23	443,645,605	252,755,469	0	0	120,622,648	70,267,488
May-23	526,897,048	450,542,607	0	0	5,966,318	70,388,123
Apr-23	668,350,079	591,845,208	0	0	5,988,191	70,516,679
Mar-23	725,043,029	648,397,457	0	0	6,009,174	70,636,398
Feb-23	804,778,906	727,886,512	0	0	6,032,490	70,859,904
Jan-23	901,507,257	824,475,607	0	0	6,053,288	70,978,361
Dec-22	983,231,092	826,060,709	0	0	86,074,001	71,096,382
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	440000236	76,688,936.19	76,856,226.68	135,000,000.00	07/07/23	7,490,572.00	1.52370	06/30/23	06/01/23	235
5	310920047	78,706,726.43	80,000,000.00	95,000,000.00	08/21/23	12,419,317.00	1.76240	12/31/22	05/01/21	I/O
6	440000242	69,640,758.10	71,096,382.37	36,400,000.00	09/19/23	1,734,910.06	0.76000	06/30/23	07/01/23	235
13	28000337	25,236,529.37	25,236,529.37	44,800,000.00	07/12/23	1,540,809.00	1.88980	06/30/23	06/06/23	235
40	28000336	5,858,030.71	6,688,837.91	12,000,000.00	06/01/23	(93,718.50)	(0.33950)	06/30/23	06/06/23	174
Totals		256,130,980.80	259,877,976.33	323,200,000.00		23,091,889.56

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	440000236	RT	NC	05/24/23	13

Loan recently transferred to the special servicer due to Imminent Monetary Default due to the 6/1/2023 maturity date. Special servicer and the Borrower parties have engaged in discussions with respect to a modification of the loan. Discussions

	remain ongoing.

5	310920047	RT	MD	08/27/20	13
	Receiver was appointed on 1/26/23 and lender is evaluating collateral, including leasing and potential loan assumption.

6	440000242	RT	MT	05/18/20	7

The Property became REO in December 2021. REO and the leasing agent have been successful with securing renewals as well as executing new leases. REO will continue to work on leasing up the vacancies inclusive of the 61k sf vacant

	anchor box. The plan is to sell the asset in Q4 2024.

13	28000337	OF	NY	04/10/23	4
	The Loan transferred to SS due to Imminent Monetary Default ahead of maturity in 6/2023. A PNL was executed by Borrower. Special Servicer is evaluating an extension request.

40	28000336	LO	NY	05/26/20	2

A receivership order was entered on 11/4/2021. Special Servicer continues to move forward with a foreclosure strategy. On 2/21/2023, the Federal court denied prospect buyer's motion to dismiss and lifted stay of the foreclosure. Lender can now proceed with foreclosure litigation in Federal court. The Court has granted lender's request to amend the complaint to encompass the new mortgage and Special Servicer has served the new defendant who is out of the country. Motion for

	summary judgment briefing schedule was pushed twice, and final filings were submitted by 10/25/2023. Foreclosure litigation remains ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	28000338	0.00	4.44400%	0.00	4.44400%	2	03/22/20	04/06/20	04/13/20
13	28000337	0.00	4.13600%	0.00	4.13600%	1	11/06/23	11/06/23	--
42	28000317	0.00	4.30000%	0.00	4.30000%	10	09/06/21	04/06/20	11/12/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
24	28000214	03/17/20	10,429,016.68	6,500,000.00	6,143,280.37	6,143,280.37	6,143,280.37	0.00	10,429,016.68	0.00	1,250,101.23	9,178,915.45	74.62%
26	310918513	07/17/23	9,409,130.18	21,500,000.00	9,544,920.57	184,493.43	9,544,920.57	9,360,427.14	48,703.04	0.00	(7,715.00)	56,418.04	0.49%
28	28000320	02/18/21	8,651,301.48	6,500,000.00	7,104,159.88	1,597,112.58	7,104,159.88	5,507,047.30	3,144,254.18	0.00	43,739.15	3,100,515.03	28.97%
39	440000240	05/17/22	6,422,268.95	6,000,000.00	6,799,113.61	249,642.69	6,799,113.61	6,549,470.92	0.00	0.00	0.00	0.00	0.00%
42	28000317	07/17/23	6,247,284.35	12,700,000.00	6,464,865.10	144,616.77	6,464,865.10	6,320,248.33	0.00	0.00	0.00	0.00	0.00%
50	310919345	08/17/22	4,134,010.98	3,700,000.00	4,572,734.13	1,005,843.15	4,572,734.13	3,566,890.98	567,120.00	0.00	486,201.01	80,918.99	1.30%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			45,293,012.62	56,900,000.00	40,629,073.66	9,324,988.99	40,629,073.66	31,304,084.67	14,189,093.90	0.00	1,772,326.39	12,416,767.51

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
24	28000214	08/17/23	0.00	0.00	9,178,915.45	0.00	0.00	(2,507.67)	0.00	0.00	9,658,187.16
		04/17/23	0.00	0.00	9,181,423.12	0.00	0.00	(17,951.82)	0.00	0.00
		10/17/22	0.00	0.00	9,199,374.94	0.00	0.00	(1,229,641.74)	0.00	0.00
		03/17/20	0.00	0.00	10,429,016.68	0.00	0.00	10,429,016.68	0.00	479,271.71
26	310918513	10/17/23	0.00	0.00	56,418.04	0.00	0.00	7,715.00	0.00	0.00	56,418.04
		07/17/23	0.00	0.00	48,703.04	0.00	0.00	48,703.04	0.00	0.00
28	28000320	08/17/23	0.00	0.00	3,100,515.03	0.00	0.00	92.92	0.00	0.00	3,100,515.03
		03/17/23	0.00	0.00	3,100,422.11	0.00	0.00	(43,832.07)	0.00	0.00
		02/18/21	0.00	0.00	3,144,254.18	0.00	0.00	3,144,254.18	0.00	0.00
39	440000240	05/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	28000317	07/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	310919345	04/17/23	0.00	0.00	80,918.99	0.00	0.00	(486,201.01)	0.00	0.00	80,918.99
		08/17/22	0.00	0.00	567,120.00	0.00	0.00	567,120.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	12,416,767.51	0.00	0.00	12,416,767.51	0.00	479,271.71	12,896,039.22

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	16,545.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	16,944.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	15,018.57	0.00	0.00	159,413.67	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,442.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	1,261.10	0.00	0.00	0.00	0.00	24,389.75	0.00	0.00	0.00	0.00
Total	0.00	0.00	55,212.52	0.00	0.00	159,413.67	0.00	24,389.75	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		239,015.94

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Supplemental Notes
None

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